Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020:

	2021	2020
Pre-tax income (loss)
U.S. Federal	$(3,470,000)	$(1,021,000)
Foreign	800,000	(1,030,000)

Total	$(2,670,000)	$(2,051,000)

Schedule of components of income tax expense (benefit)
The federal and state income tax (provision) benefit is summarized as:

	2021	2020
Current
U.S. Federal	$(123,000)	$—
U.S. State	(44,000)	—
Foreign	(26,000)	(12,000)

Total current provision	(193,000)	(12,000)
Deferred
U.S. Federal	—	121,000
U.S. State	—	—
Foreign	—	91,000

Total deferred provision (benefit)	—	212,000

Total provision (benefit) for income taxes	$(193,000)	$200,000

Schedule of deferred tax assets and liabilities

	2021		2020
Deferred tax asset:
Accrued Compensation		$20,000		$14,000
Allowance for doubtful accounts		1,000		1,000
Obsolete inventory		339,000		13,000
Unrealized Gains/Losses		233,000		—
Other Carryforwards		18,000		18,000
Net operating loss carryforwards		2,391,000		2,401,000
Lease Liability		737,000		741,000
Stock Option Expense		176,000		22,000
Accrued expenses		258,000		68,000
Fixed Assets		29,000		61,000

Total deferred tax asset		4,202,000		3,339,000

Deferred tax liability:
ROU assets		(722,000)		(814,000)
Intangible assets, net		(752,000)		(823,000)

Total deferred income tax liabilities		(1,474,000)		(1,637,000)

Net deferred income tax assets		2,728,000		1,702,000
Valuation allowance		(2,728,000)		(1,702,000)

Deferred tax asset (liability), net	$	(—)	$	(—)

Summary of operating loss carry forwards and tax credit carry forwards
Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows:

	2021 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$4,381,000	Do Not Expire
Net operating losses, state	5,126,000	2029 to 2031
Net operating losses, foreign	11,424,000

	2020 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$4,288,000	Do Not Expire
Net operating losses, state	4,288,000	2029 to 2031
Net operating losses, foreign	12,166,000

Schedule of effective income tax rate reconciliation
The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2021	2020
Statutory Rate	21.00%	21.00%
State Tax	10.00%	5.89%
Permanent Differences	-0.23%	-0.28%
Changes in VA	-38.82%	-29.69%
PPP Loan Forgiveness	3.57%	—
Foreign Rate Differential	3.14%	-4.20%
GILTI	-5.97%	—
Prior Period and Other Adjustments	0.08%	9.81%
Unrealized Loss	—	6.11%

Total	-7.23%	8.64%